UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/10/00

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 298,177,699
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			Title of Class	CUSIP (x$1000) PRN AMT  PRN	 CALL DSCRETN MANAGE
Apria Healthcare Group Inc.     COM  37933108  976    70,000	   x     70,000
Allstate Corporation            COM		020002101	11,294		325,000		x				 325,000
Beverly Enterprises Inc.	COM NEW		087851309	12,765	 	2,150,000 	x		 2,150,000
Bio-Plexus			COM		09057c106	516		250,000		x				 250,000
Buffets Inc.  			COM		119882108	15,523		1,134,100	x				 1,134,100
Cabot Corp			COM		127055101	6,873		216,900		x				 216,900
Chesapeake Energy Corp		COM		165167107	19,082		2,654,930	x				 2,654,930
Inamed Corp.			COM		453235103	124,273	 	5,523,256	x	 			 5,523,256
Mentor Corp.			COM		587188103	12,718	 	807,500 	x				 807,500
Mesabi Trust UBI		CFT BEN IN	590672101	1,959	 	580,600 	x				 580,600
Noble Affiliates Inc.		COM		654894104	11,137	 	300,000 	x				 300,000
Northpoint Communications	COM		666610100	2,574		290,000		x				 290,000
Ocean Energy Inc.		COM NEW		67481E106	23,250	 	1,500,000 	x				 1,500,000
Tenet Healthcare Corp.		COM		88033G100	11,842	 	325,000 	x				 325,000
Unocal Corp			COM		915289102	30,122		850,000		x				 850,000
Ventas Inc.			COM		92276F100	11,698	 	2,339,500 	x				 2,339,500
Vitro SA ADR			SPONS ADR 	928502301	1,575	 	600,000 	x				 600,000


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